Commitments (Details) - USD ($)						9 Months Ended	12 Months Ended
	Jan. 21, 2024	Jan. 11, 2024	Dec. 11, 2023	Apr. 04, 2023	Jan. 07, 2022	Sep. 30, 2024	Dec. 31, 2023
Commitments [Line Items]
Underwriting discount per share (in Dollars per share)						$ 0.2	$ 0.2
Cash underwriting discount						$ 6,000,000	$ 6,000,000
Deferred fee per unit (in Dollars per share)						$ 0.35	$ 0.35
Underwriters deferred fee						$ 10,500,000	$ 10,500,000
Percentage of gross proceeds		4.00%
Net tangible assets						5,000,001
Closing cash						$ 8,700,000
Net tangible assets				$ 5,000,001
Commitments least cost				$ 8,700,000
Underwriter [Member]
Commitments [Line Items]
underwriter waived fee	$ 4,290,000
Common stock shares (in Shares)	600,000
Advisor [Member]
Commitments [Line Items]
Common stock shares (in Shares)		200,000
Non-Redemption Agreements [Member]
Commitments [Line Items]
Number of shares not available for redemption. (in Shares)				3,300,900
Aggregate of investor shares (in Shares)				825,225
Sponsor Letter Agreement [Member]
Commitments [Line Items]
Sponsor letter agreement, description			Sponsor agrees to (i) retain 2.95 million shares of the Company’s Series A common stock held by it, (ii) divide 2,458,333 shares of the Company’s Series A Common Stock held by it among the Sponsor, who will be entitled to 491,667 of the shares, Abpro, who will be entitled to 983,333 of the shares, and Abpro Bio Co., Ltd, who will be entitled to 983,333 of the shares, for such party to use to obtain non-redemption commitments from the Company’s stockholders or other capital for ACAB or the Surviving Company (with any shares unused for such purpose to be retained by such party) and (ii) forfeit the remainder of any the Company’s Series A common stock and the Company’s Series B common stock held by it.
Sponsor Letter Agreement [Member] | Sponser [Member]
Commitments [Line Items]
Sponsor letter agreement, description			Sponsor agrees to (i) retain 2.95 million shares of the Company’s Series A Common Stock held by it, (ii) divide 2,458,333 shares of the Company’s Series A Common Stock held by it among the Sponsor, who will be entitled to 491,667 of the shares, Abpro, who will be entitled to 983,333 of the shares, and Abpro Bio Co., Ltd, who will be entitled to 983,333 of the shares, for such party to use to obtain non-redemption commitments from the Company’s stockholders or other capital for ACAB or the Surviving Company (with any shares unused for such purpose to be retained by such party) and (ii) forfeit the remainder of any the Company’s Series A Common Stock and the Company’s Series B Common Stock held by it.
Non-Redemption Agreement [Member]
Commitments [Line Items]
Number of shares not available for redemption. (in Shares)				3,300,900
Aggregate of investor shares (in Shares)				825,225
Initial Public Offering [Member]
Commitments [Line Items]
Percentage of advisory services fee					0.08%
Advisory services fee					$ 240,000